Financial Instruments - 20F	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Financial Instruments
9.	Financial Instruments:
(a)	Significant Risks and Uncertainties, including Business and Credit Concentration
The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.
(b)	Interest Rate Risk
Fair Value of Financial Instruments
The fair values of the financial instruments shown in the consolidated balance sheets as of June 30, 2016 and December 31, 2015, represent management's best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
a.	Cash and cash equivalents, restricted cash, accounts receivable trade, other current assets and trade accounts and other payables: the carrying amounts approximate fair value because of the short maturity of these instruments.
b.	Long-term debt: The carrying value approximates the fair market value as the long-term debt bears interest at floating interest rate.

10.	Financial Instruments:
(a)	Significant Risks and Uncertainties, including Business and Credit Concentration
The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.
(b)	Interest Rate Risk
Fair Value of Financial Instruments
The fair values of the financial instruments shown in the consolidated balance sheets as of December 31, 2015 and 2014 represent management's best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
a.	Cash and cash equivalents, restricted cash, accounts receivable trade, other current assets, trade accounts and other payables and due to related parties: the carrying amounts approximate fair value because of the short maturity of these instruments.
b.	Long-term debt: The carrying value approximates the fair market value as the long-term debt bears interest at floating interest rate.